SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Event
SUBSEQUENT EVENTS
NOTE 17:-	SUBSEQUENT EVENTS

a.
On March 8, 2023, the Company signed a definitive agreement to acquire 100% of the shares of DataPath Inc., a US based expert systems integrator with a strong focus on the US Department of Defense (DoD) and the US government sectors. The closing of the transaction is subject to certain regulatory approvals, including the receipt of clearance of the Committee on Foreign Investment in the United States (“CFIUS”), and other customary closing conditions. The acquisition is expected to close in the third quarter of 2023.

b.
On March 10, 2023, it was announced that Silicon Valley Bank (“SVB”) in the United States was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. According to the FDIC, all insured depositors of SVB will have full access to their insured deposits no later than Monday morning, March 13, 2023. The Company's U.S. subsidiary held a balance of approximately $1,200 of cash and cash equivalents in SVB as of March 10, 2023 and the Company is currently working to minimize the actual exposure. The Company does not expect a material impact on its consolidated financial statements or its ordinary course of business.